Property and Equipment (Details Narrative) (10-K)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Lots	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation and amortization of property and equipment					$ 197,729	$ 286,695
Depreciation, depletion and amortization	$ 39,211	$ 44,473	$ 151,370	$ 133,891	171,749	193,065
Depreciation capitalized to inventory					25,980	$ 93,630
Real estate lots held for sale					$ 123,060
Number of real estate lots | Lots					12